Document And Entity Information	Mar. 19, 2026
Document Information [Line Items]
Entity, Registrant Name	GOLDEN GROWERS COOPERATIVE
Document, Type	8-K
Document, Period End Date	Mar. 19, 2026
Entity, Incorporation, State or Country Code	MN
Entity, File Number	000-53957
Entity, Tax Identification Number	27-1312571
Entity, Address, Address Line One	1002 MAIN AVE W, SUITE 5
Entity, Address, City or Town	WEST FARGO
Entity, Address, State or Province	ND
Entity, Address, Postal Zip Code	58078
City Area Code	701
Local Phone Number	281-0468
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001489874